ASSET ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2022
Naturalshrimp Incorporated [Member]
Schedule of consideration allocated to acquired assets

Equipment	$7,015,000	69.2%
Vehicles	202,000	2.0%
Buildings	2,797,000	26.6%
Land	122,000	1.2%
	$10,136,000	100%